Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Total stock-based compensation	$ 132,000	$ 47,000	$ 312,000	$ 187,000	$ 492,000	$ 625,000	$ 437,000
Cost of sales
Stock-Based Compensation
Total stock-based compensation	14,000	12,000	29,000	21,000	46,000	12,000
Research and development
Stock-Based Compensation
Total stock-based compensation	11,000	(35,000)	66,000	43,000	153,000	520,000	390,000
Sales, general and administrative
Stock-Based Compensation
Total stock-based compensation	$ 107,000	$ 70,000	$ 217,000	$ 123,000	$ 293,000	$ 93,000	$ 47,000